Non-current derivative financial liabilities - Change in stream obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	$ 743.3	$ 553.6
Settlements during the period	(33.1)	(29.8)
Fair value adjustments related to changes in the Company’s own credit risk	11.0	111.3
Other fair value adjustments	130.6	108.2
Extinguishment of New Afton free cash flow interest obligation	(634.6)
Balance, end of period	217.2	743.3
Less: current portion	(42.6)	(75.7)
Non-current portion of derivative financial liabilities	174.6	667.6
Cash settlement paid	34.2	28.9
Rainy River
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	199.9	174.7
Settlements during the period	(33.1)	(29.8)
Fair value adjustments related to changes in the Company’s own credit risk	(1.2)	25.2
Other fair value adjustments	51.6	29.8
Extinguishment of New Afton free cash flow interest obligation	0.0
Balance, end of period	217.2	199.9
Less: current portion	(42.6)	(33.1)
Non-current portion of derivative financial liabilities	174.6	166.8
New Afton
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	543.4	378.9
Settlements during the period	0.0	0.0
Fair value adjustments related to changes in the Company’s own credit risk	12.2	86.1
Other fair value adjustments	79.0	78.4
Extinguishment of New Afton free cash flow interest obligation	(634.6)
Balance, end of period	0.0	543.4
Less: current portion	0.0	(42.7)
Non-current portion of derivative financial liabilities	$ 0.0	$ 500.7